Stock Options, Restricted Stock, and Dividend Reinvestment Plans - Summary of Assumptions to Estimate the Fair Value of Stock Options (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.57%	1.82%	2.41%
Expected weighted-average lives of options granted	6 years 2 months 17 days	6 years 1 month 2 days	6 years 2 months 9 days
Expected weighted-average volatility	24.61%	26.90%	32.84%
Expected volatility range, min	23.95%	24.36%	30.73%
Expected volatility range, max	25.26%	29.44%	34.95%
Risk-free interest rate	2.69%	2.07%	1.28%